Commitments and contingent liabilities - Research and development (Details) $ in Millions	Dec. 31, 2021 USD ($)
Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	$ 12,764
Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	17,769
Due within one year | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	1,047
Due within one year | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	68
Years 1 and 2 | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	1,958
Years 1 and 2 | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	420
Years 3 and 4 | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	3,382
Years 3 and 4 | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	1,452
Years 5 and greater | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	6,377
Years 5 and greater | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	$ 15,829